STOCKHOLDERS' DEFICIENCY (Common Stock Issued to Employees for Services with Vesting Terms) (Details) - USD ($)	3 Months Ended		12 Months Ended				36 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees				140,000
Fair value of shares issued to employees	$ 683,000			$ 420,000			$ 683,000
Shares vested (value)	24,000	$ 59,234	$ 161,936	$ 329,511
Stock-based compensation expense not yet recognized	$ 43,000		86,000				$ 86,000
Unvested Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reclassication of unvested, issued common stock to paid-in capital			$ 149,714
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees			100,000
Vesting 16 to 60 Months [Member] | 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees						70,000
Fair value of shares issued to employees						$ 189,000
Vesting 31 Months [Member] | 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted					31 months
Shares issued to employees					10,000
Fair value of shares issued to employees					$ 36,000
Vesting 24 Months [Member] | 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted				24 months
Shares issued to employees				10,000
Fair value of shares issued to employees				$ 38,000
Vesting 12 to 36 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees				100,000
Vesting Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to employees				40,000
Minimum [Member] | Vesting 16 to 60 Months [Member] | 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted						16 months
Minimum [Member] | Vesting 12 to 36 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted				12 months
Maximum [Member] | Vesting 16 to 60 Months [Member] | 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted						60 months
Maximum [Member] | Vesting 12 to 36 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted				36 months